Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP CLW NR	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	20-3594554
EBP, Plan Number	022